UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/06

Check here if Amendment  |_|; Amendment Number:
              This Amendment (Check only one.):  |_|  is a restatement.
                                                 |_|  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Paul Manners & Associates, Inc.
Address: 3414 Peachtree N.E. Suite 1250
         Atlanta, GA 30326

Form 13F File Number: 028-11316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David Craig
Title: Vice President
Phone: 479 452 0996

Signature, Place, and Date of Signing:

      /s/ David Craig             Ft. Smith, AR              November 10, 2006
   ---------------------       ---------------------       ---------------------
        [Signature]                [City, State]                   [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name


28-_________________     _______________________________

[Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:          176

Form 13F Information Table Value Total:  $   109,864
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number     Name


______    28-_________________     _______________________________

[Repeat as necessary.]

PAUL MANNERS & ASSOCIATES
FORM 13F
MANNERS
30-Sep-06

                                                                                                                 Voting Authority
                                                                                                             -----------------------
                                                             Value     Shares/  Sh/  Put/  Invstmt   Other
Name of Issuer                   Title of class    CUSIP    (x$1000)   Prn Amt  Prn  Call  Dscretn  Managers  Sole   Shared   None
------------------------------   --------------  ---------  --------   -------  ---  ----  -------  -------- ------  ------  -------
3M CO                            COMMON STOCKS   88579y101    1151    15465.186 SH         Sole             11742.19            3723
                                                               131         1765 SH         Defined               965             800
ABBOTT LABS                      COMMON STOCKS   002824100     632        12992 SH         Sole                 1868           11124
AFLAC INC.                       COMMON STOCKS   001055102     241         5264 SH         Defined                              5264
AGL RESOURCES                    COMMON STOCKS   001204106    1526   41821.5187 SH         Sole             28481.52           13340
                                                               209         5750 SH         Defined              3250            2500
ALTRIA GROUP INC                 COMMON STOCKS   02209S103     318         4154 SH         Sole                 2904            1250
                                                               365         4772 SH         Defined              4472             300
AMERICAN EXPRESS COMPANY         COMMON STOCKS   025816109     313         5580 SH         Sole                 5480             100
                                                                17          300 SH         Defined               300
AMERICAN INTL GROUP              COMMON STOCKS   026874107    1573   23733.9451 SH         Sole             17358.95            6375
                                                               621         9367 SH         Defined              5742            3625
AMGEN INC.                       COMMON STOCKS   031162100    1071        14975 SH         Sole                11475            3500
                                                               218         3050 SH         Defined               850            2200
AMSOUTH BANCORP                  COMMON STOCKS   032165102    1250   63052.4426 SH         Sole             32052.44           11000
                                                                71         2450 SH         Defined              1250            1200
ANHEUSER BUSCH                   COMMON STOCKS   035229103     375         7895 SH         Sole                 6370            1525
                                                               145         3050 SH         Defined               200            2850
Arkansas Best Corp Del Com       COM             040790107     367         8532 SH         Sole                 8532
                                                                 4          100 SH         Defined               100
AON CORP                         COMMON STOCKS   037389103     729        21533 SH         Sole                13550            7983
                                                                17          500 SH         Defined               500
AT&T Inc.                        COMMON STOCKS   001957505     826        25372 SH         Sole                19974            5399
                                                               277         8498 SH         Defined              3652            4846
Alltel Corp Com                  COM             020039103      98         1770 SH         Sole                 1570             200
                                                               128         2300 SH         Defined              2000             300
AUTOMATIC DATA PROCESSING        COMMON STOCKS   053015103     807        17033 SH         Sole                11783            5250
Aegon N.V.                       COMMON STOCKS   007924103     149         7947 SH         Sole                 7947
                                                                87         4638 SH         Defined               188            4450
Allegheny Technologies           COMMON STOCKS   01741R102     354         5700 SH         Sole                 5700
BANK OF AMERICA                  COMMON STOCKS   060505104    7513   140249.848 SH         Sole             85854.85           54395
                                                              3689   68879.9996 SH         Defined              5967           62912
BB&T Corp.                       COMMON STOCKS   054937107      36          825 SH         Sole                  825
                                                               557        12732 SH         Defined              9232            3500
BED BATH & BEYOND INC            COMMON STOCKS   075896100    2283        10735 SH         Sole                 8236            2500
                                                                 3          100 SH         Defined               100
BELLSOUTH                        COMMON STOCKS   079860102    1233        28837 SH         Sole                19179            9658
                                                               408         9549 SH         Defined              5847            3702
BIOMET                           COMMON STOCKS   090613100    1083   33840.7056 SH         Sole             22710.71           10950
                                                               104         3236 SH         Defined              2536             700
BOSTON SCIENTIFIC CORP           COMMON STOCKS   101137107     177        11969 SH         Sole                 8569            3400
                                                                31         2143 SH         Defined              1643             500
BP PLC-SPONS ADR                 COMMON STOCKS   055622104      99         1519 SH         Sole                 1494              25
                                                               257         3924 SH         Defined              1808            2116
BRISTOL-MEYERS SQUIBB            COMMON STOCKS   110122108     145         5800 SH         Sole                 4800            1000
                                                               227         9111 SH         Defined              6611            2500
Bancorpsouth Inc.                COMMON STOCKS   059692103     542        19517 SH         Sole                19517
                                                                 6          200 SH         Defined               200
CBL & ASSOCIATES PROPERTIES      COMMON STOCKS   124830100     494   11784.2751 SH         Sole             8484.275            3300
                                                                84         2000 SH         Defined              2000
CHEVRON CORPORATION              COMMON STOCKS   166764100    1057    16289.576 SH         Sole             11780.58            4509
                                                               654   10094.0193 SH         Defined              2500        7594.019
CISCO SYSTEMS, INC.              COMMON STOCKS   17275R102     491        21392 SH         Sole                17295            4097
                                                               154         6710 SH         Defined              3060            3650
CITIGROUP                        COMMON STOCKS   172967101     384         7724 SH         Sole                 4490            3234
                                                               634        12757 SH         Defined              2141           10616
COCA-COLA                        COMMON STOCKS   191216100    1426        31896 SH         Sole                14374           17522
                                                               716        16023 SH         Defined              4000           12023
CONAGRA FOODS INC.               COMMON STOCKS   205887102     168         6850 SH         Sole                 5200            1650
                                                               105         4300 SH         Defined              1500            2800
CONOCOPHILLIPS                   COMMON STOCKS   20825c104    1509        25348 SH         Sole                20132            5216
                                                               125         2101 SH         Defined               401            1700
CONSOLIDATED EDISON, INC.        COMMON STOCKS   209115104     289         6265 SH         Defined                              6265
COVAD COMMUNICATIONS GROUP       COMMON STOCKS   222814204       2         1372 SH         Sole                 1372
                                                                27        18146 SH         Defined                12           18134
CVS CORP. DELAWARE               COMMON STOCKS   126650100     918        30550 SH         Sole                19950           10600
                                                               178         5550 SH         Defined               600            4950
Capital One Financial            COMMON STOCKS   14040H105     564         7175 SH         Sole                 5775            1400
                                                                35          450 SH         Defined               200             250
Cousins Pptys Inc. Com           COMMON STOCKS   222795106     236         6900 SH         Sole                 6600             300
                                                                31          900 SH         Defined               900
DUKE ENERGY CORP.                COMMON STOCKS   26441C105    1301   43065.1335 SH         Sole             31101.13           11964
                                                                76         2500 SH         Defined               700            1800
EMC CORP                         COMMON STOCKS   268648102     395        32962 SH         Sole                 7962           11350
                                                               127        10590 SH         Defined              4740            5850
EXXON MOBIL CORP                 COMMON STOCKS   30231g102    1855        27646 SH         Sole                23226            4420
                                                              2153        32089 SH         Defined              4025           28064
GENERAL ELECTRIC                 COMMON STOCKS   369604103    3865     109507.8 SH         Sole             80199.78           29308
                                                              2491        70558 SH         Defined             20367           50191
GOODRICH, BF                     COMMON STOCKS   382388106     805   19866.8633 SH         Sole             13102.86            6764
                                                                41         1000 SH         Defined              1000
Genuine Parts                    COMMON STOCKS   372460105     161         3740 SH         Sole                 1837            1903
                                                               434        10072 SH         Defined                             10072
HOME DEPOT                       COMMON STOCKS   437076102    2041     56261.05 SH         Sole             41105.05           15156
                                                               475        13102 SH         Defined              4015            9087
HONEYWELL INTERNATIONAL INC      COMMON STOCKS   438516106    1157        28275 SH         Sole                19975            8300
                                                                 4          100 SH         Defined               100
Harris Corp.                     COMMON STOCKS   413875105     946        21268 SH         Sole                21268
ING GP                           COMMON STOCKS   456837103     273         6200 SH         Defined                              6200
INT'L BUSINESS MACHINES          COMMON STOCKS   459200101     144         1635 SH         Sole                 1635
                                                               123         1508 SH         Defined              1408             100
INTEL CORP                       COMMON STOCKS   458140100     657        31935 SH         Sole                24415            7520
                                                                82         3982 SH         Defined              2400            1582
INTERNATIONAL PAPER              COMMON STOCKS   460146103     934   27427.7603 SH         Sole             18377.76            9050
                                                                31          900 SH         Defined               500             400
J P MORGAN CHASE                 COMMON STOCKS   46625h100    1016   21644.3964 SH         Sole              14994.4            6650
                                                               324         6910 SH         Defined              4555            2355
JOHNSON & JOHNSON                COMMON STOCKS   478160104    2189        33712 SH         Sole                28926            4786
                                                               333         5120 SH         Defined              3120        2000.968
Kinder Morgan Energy Partners    COMMON STOCKS   494550106     452        10250 SH         Sole                 7650            2600
                                                                 4          100 SH         Defined               100
L-3 COMMUNICATIONS HLDGS INC.    COMMON STOCKS   502424104    1369        17482 SH         Sole                11265            6217
                                                               192         2450 SH         Defined              1050            1400
LINCOLN NATL                     COMMON STOCKS   534187109     224         3605 SH         Sole                 1676            1929
MEDTRONIC, INC.                  COMMON STOCKS   585055106     640        13775 SH         Sole                10100            3675
                                                               116         2500 SH         Defined              1000            1500
MERCK                            COMMON STOCKS   589331107     175         4150 SH         Sole                 2905            1200
                                                               122         2703 SH         Defined              1703            1000
MERRILL LYNCH                    COMMON STOCKS   590188108    1027        13131 SH         Sole                 9581            3550
                                                                82         1050 SH         Defined               200             850
Microsoft                        COM             594918104     317        11587 SH         Sole                11337             250
                                                                51         1874 SH         Defined               400            1474
Mission Oaks Bancorp             COM             605103100     492        48000 SH         Sole                48000
MOTOROLA                         COMMON STOCKS   620076109     224         8950 SH         Sole                 5550            3400
                                                                 4          150 SH         Defined                               150
Oxford Inds                      COMMON STOCKS   691497309    1529        35635 SH         Sole                35000             635
PEPSICO                          COMMON STOCKS   713448108    2059        31554 SH         Sole                23454            8100
                                                               367         5629 SH         Defined              2066            3563
PFIZER                           COMMON STOCKS   717081103    1109        39098 SH         Sole                19675           19423
                                                              3162      111,503 SH         Defined             10965          100538
PLUM CREEK TIMBER                COMMON STOCKS   729251108     511   15004.8248 SH         Sole             10747.82            4257
                                                                34         1000 SH         Defined              1000
PROCTER & GAMBLE                 COMMON STOCKS   742718109    1697        27387 SH         Sole                19855            7532
                                                               117         1895 SH         Defined              1100             795
Raptor Networks Tech             COM             75382A107      17        50000 SH         Sole                50000
Standard & Poors Depositary Re   COM             78462f103     287         2152 SH         Sole                 2152
                                                                27          200 SH         Defined               200
Royal Dutch Shell Cl A           COMMON STOCKS   780259206     114         1720 SH         Sole                 1720
                                                               148         2238 SH         Defined              2238
SUNTRUST BANKS                   COMMON STOCKS   867914103    1420        18375 SH         Sole                 9855            8520
                                                              1773        22942 SH         Defined              2924           20018
Southern Company                 COMMON STOCKS   842587107     394        11402 SH         Sole                 7102            4300
                                                               549        15955 SH         Defined              2865           13090
Synovus Financial                COMMON STOCKS   87161C105     122         4164 SH         Sole                 2500            1664
                                                               381        12980 SH         Defined                             12980
TEPPCO PARTNERS                  COMMON STOCKS   872384102     402        10800 SH         Sole                 8500            2300
                                                                72         1950 SH         Defined              1950
TXU CORP                         COMMON STOCKS   873168108     164         2629 SH         Sole                 1729             900
                                                               150         2400 SH         Defined               200            2200
TYCO INTERNATIONAL               COMMON STOCKS   902124106     580        20725 SH         Sole                18475            2250
                                                               179         6389 SH         Defined              3425            2964
UNITED TECHNOLOGIES              COMMON STOCKS   913017109      76         1210 SH         Sole                 1210
                                                               548    8652.5051 SH         Defined              1200        7452.505
Unitedhealth Group               COMMON STOCKS   91324P102     291         5910 SH         Defined                              5910
                                                                53          680 SH         Sole                  380             300
VERIZON                          COMMON STOCKS   92343v104     963        25919 SH         Sole                19986            5933
                                                               198         5345 SH         Defined              1123            4222
VULCAN MATERIALS CO              COMMON STOCKS   929160109     348         4450 SH         Sole                 2650            1800
WACHOVIA CORP                    COMMON STOCKS   929903102    2137    38299.008 SH         Sole                16539        21760.01
                                                              3557        63747 SH         Defined             18916           44831
WAL-MART STORES                  COMMON STOCKS   931142103     842        17061 SH         Sole                14011            3050
                                                              1050        21296 SH         Defined             19596            1700
Wells Fargo & Co.                COM             949740104     300         8298 SH         Sole                 7898             400
                                                                43         1200 SH         Defined               600             600
WYETH                            COMMON STOCKS   983024100     727        14300 SH         Sole                 7800            6500
                                                              4141        81446 SH         Defined              6550           74896
ABN AMRO Cap Fdg Tr VII 6.08%                    00372q201     396        16145 SH         Sole                16145
                                                                63         2580 SH         Defined              2580
Aegon 6.875% C/9/15/11                           025956435     243         9400 SH         Sole                 9400
Barclays Bank LLC 6.625                          06739F390     228         8800 SH         Sole                 8600             200
                                                                29         1100 SH         Defined              1100
FNMA 5.81% Callable 4/6/06                       313586885     357         7300 SH         Sole                 7300
Goldman Sachs GP Callable 4/25                   38143Y665     258        10000 SH         Sole                10000
HSBC Finance Corp 6.36% C/6/14                   40429c607     392        15200 SH         Sole                15200
HSBC Holdings 6.2% C/12/16/10                    404280604     387        15460 SH         Sole                14860             600
                                                                56         2240 SH         Defined              2140             100
HSBC USA INC C/4/7/10 4.25438%                   40428H805     256        10000 SH         Sole                10000
Lehman Brothers 6.5%                             524908720     258        10000 SH         Sole                10000
Merrill Lynch & Co 4.51 C/11/2                   59021S638     254        10000 SH         Sole                10000
Merrill Lynch & Co. 4.61 C/11/                   59021s703     256        10000 SH         Sole                10000
Royal Bk Of Scot 6.75% C 6/30/                   780097754     261        10000 SH         Sole                10000
Royal Bk of Scot Grp 6.35% C/6                   780097770     255        10060 SH         Sole                10060
                                                                31         1240 SH         Defined              1140             100
Royal Bk of Scot Grp Plc 6.4%                    780097796     256        10075 SH         Sole                 9675             400
                                                                72         2815 SH         Defined              2815
Oculus Innovative Sciences Inc                        3250     250        55556 SH         Sole                55556